Liabilities assumed from time charters attached (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
amortization assumed from time charters			$ 6,276	$ (0)
D F Montmartre Alpes Aspen Poppy S [Member]
Property, Plant and Equipment [Line Items]
liability recognized from time charter agreement			39,843
D F Montmartre Alpes D F Mystras Aspen Poppy S [Member]
Property, Plant and Equipment [Line Items]
amortization assumed from time charters	$ 6,276	$ 0	$ 6,276	$ 0